March 4, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Fixed Income SHares (the “Trust”) (File Nos. 333-92415 and 811-9721)
Ladies and Gentlemen:
On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive form of the Prospectus relating to FISH: Series C, FISH: Series M, FISH: Series R and FISH: Series H, each a series of the Trust (together, the “FISH C/M/R/H Series”), dated March 1, 2009, that would have been filed pursuant to the requirements of 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 22 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 26 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on February 27, 2009, and became effective on that date.
Please direct any questions concerning this filing to me at (617) 951-7910.

Very truly yours,
/s/ Mary Constantino, Esq.
Mary Constantino, Esq.

cc:	Thomas J. Fuccillo Brian S. Shlissel Lawrence Altadonna David C. Sullivan, Esq. Patricia C. Sandison, Esq.